Short-term Borrowings and Long-term Borrowings - Long-term borrowings (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 JPY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2019 JPY (¥)
Debt Instrument [Line Items]
Time deposits pledged as collateral	¥ 72,525		¥ 63,524
Long-term debt	755,159		910,661	¥ 342,101
Current portion of long-term borrowings	(181,884)		(242,281)	(191,570)
Total long-term borrowings	¥ 573,275	$ 573,275	¥ 668,380	¥ 150,531
Debt, Weighted Average Interest Rate	1.05%	1.05%	1.33%	1.74%
Time Deposits
Debt Instrument [Line Items]
Time deposits pledged as collateral			¥ 20,024
Other Noncurrent Assets [Member]
Debt Instrument [Line Items]
Time deposits pledged as collateral			¥ 43,500
Japanese financial institutions unsecured bank loans | Minimum
Debt Instrument [Line Items]
Fixed interest rates	0.21%	0.21%	0.21%	0.61%
Japanese financial institutions unsecured bank loans | Maximum
Debt Instrument [Line Items]
Fixed interest rates	3.98%	3.98%	3.98%	3.30%